Fair Value Measurements (Details)	3 Months Ended
Dec. 31, 2020 USD ($) shares
Fair Value Disclosures [Abstract]
Money market funds held in trust account (in Dollars) | $	$ 300,000,000
Public warrants	10,000,000
Private placement warrants outstanding	5,333,333